Stockholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders’ Equity [Abstract]
Schedule of stockholders’ equity number of shares
	Betterware de México, S.A.P.I. de C.V.
	As of December 31, 2022	As of December 31, 2021	As of January 3, 2021
Fixed capital	10,000	10,000	10,000
Variable capital	37,306,546	37,306,546	36,574,968
	37,316,546	37,316,546	36,584,968